SUBSEQUENT EVENTS (Details) (USD $)	6 Months Ended	1 Months Ended
	Jun. 30, 2013	Oct. 31, 2013 Subsequent Event [Member]	Oct. 10, 2013 Subsequent Event [Member] sqft	Oct. 10, 2013 Subsequent Event [Member] Charles Pollard [Member]	Oct. 10, 2013 Subsequent Event [Member] Lester Ranew [Member]
Subsequent Event [Line Items]
Secured convertible promissory notes			$ 2,135,000
Conversion price			$ 3.6
Working interest		37.50%
Convertible note collateral, working interest			75.00%
Gross acres			1,955
Number of wells			13
Number of service wells			9
Number of wellbores		14
Payment to acquire property	1,900,000	1,942,143
Convertible promissory note payable, related party			$ 600,000	$ 300,000	$ 300,000